Information about Loans that Meet Definition of Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired
Recorded Investment	$ 1,325	$ 467
Unpaid Principal Balance	1,325	467
Related Allowance
Average Recorded Investment	1,324	897
Interest Income Recognized	9	89
Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	175	180
Unpaid Principal Balance	175	180
Related Allowance
Average Recorded Investment	178	449
Interest Income Recognized	6	15
Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	924	119
Unpaid Principal Balance	924	119
Related Allowance
Average Recorded Investment	929	115
Interest Income Recognized	3	7
Real Estate | Home equity
Financing Receivable, Impaired
Recorded Investment	4	5
Unpaid Principal Balance	4	5
Related Allowance
Average Recorded Investment	5	6
Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	222	163
Unpaid Principal Balance	222	163
Related Allowance
Average Recorded Investment	212	257
Interest Income Recognized		62
Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Related Allowance
Average Recorded Investment		70
Interest Income Recognized		5
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired
Recorded Investment	1,325	467
Unpaid Principal Balance	1,325	467
Related Allowance
Average Recorded Investment	1,324	897
Interest Income Recognized	9	89
Impaired Financing Receivables with No Related Allowance | Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	175	180
Unpaid Principal Balance	175	180
Related Allowance
Average Recorded Investment	178	449
Interest Income Recognized	6	15
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	924	119
Unpaid Principal Balance	924	119
Related Allowance
Average Recorded Investment	929	115
Interest Income Recognized	3	7
Impaired Financing Receivables with No Related Allowance | Real Estate | Home equity
Financing Receivable, Impaired
Recorded Investment	4	5
Unpaid Principal Balance	4	5
Related Allowance
Average Recorded Investment	5	6
Impaired Financing Receivables with No Related Allowance | Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	222	163
Unpaid Principal Balance	222	163
Related Allowance
Average Recorded Investment	212	257
Interest Income Recognized		62
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Related Allowance
Average Recorded Investment		70
Interest Income Recognized		5
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired
Related Allowance